Research and Development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development expenses
Staff costs	€ 23,783	€ 22,541	€ 18,885
Total research and development expenses	34,325	26,651	15,861
Research and development expenses
Research and Development expenses
Staff costs	13,118	13,803	11,074
Consulting and contractors' fees	6,458	2,762	2,623
Q&A regulatory	354	263	263
Depreciation and amortization expense	1,428	1,314	1,014
Travel	1,282	1,179	862
Manufacturing and outsourced development	8,586	6,458	4,986
Clinical studies	6,102	4,929	8,568
Other expenses	1,225	1,674	1,618
IP costs	44	941	440
IT	637	1,802
Capitalized costs	(4,909)	(8,474)	(15,587)
Total research and development expenses	€ 34,325	€ 26,651	€ 15,861